Employee benefits (Details 5) $ in Millions	Jun. 30, 2023 USD ($)
Petros Renegotiated [Member]
IfrsStatementLineItems [Line Items]
Deficit registered by Petros	$ 330
Ordinary and extraordinary future contributions - sponsor	4,212
Contributions related to the TFC - sponsor	691
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,343)
Net actuarial liability recorded by the Company	3,890
Petros Non Renegotiated [Member]
IfrsStatementLineItems [Line Items]
Deficit registered by Petros	341
Ordinary and extraordinary future contributions - sponsor	1,079
Contributions related to the TFC - sponsor	391
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(431)
Net actuarial liability recorded by the Company	$ 1,380